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Green California Tax-Free Income Fund
GREEN CALIFORNIA TAX-FREE INCOME FUND Ticker Symbol: CFNTX
Investment Objective
The Fund's investment objective is to seek high current tax-free income for California residents.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	Green California Tax-Free Income Fund Green California Tax-Free Income Fund Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Green California Tax-Free Income Fund Green California Tax-Free Income Fund Shares
Management fees	0.50%
Distribution (12b-1) fees	none
Other expenses	0.27%
Total Annual Operating Expenses	0.77%

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Green California Tax-Free Income Fund | Green California Tax-Free Income Fund Shares | USD ($)	79	246	428	954

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the Example of Expenses, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in municipal bonds issued by the State of California and various municipalities located within California. Generally, these bonds are rated in one of the four highest ratings (investment grade) by an independent rating organization such as Standard & Poor's, Moody's or Fitch. In some cases, securities are not rated by independent agencies. The Fund will generally purchase an unrated security only if Shelton Capital Management, the investment advisor to the Fund, believes the security is of similar quality to an investment-grade issue. Shelton Capital Management will seek to invest in municipal bonds that meet environmental, social and governance screens so that the Fund may be considered a green municipal bond fund. In evaluating environmental, social and governance considerations, Shelton Capital Management uses criteria including, but not limited to, use of bond proceeds, expected environmental impact, the source of revenues for repayment, and the reputation of the issuer. Generally, the interest on municipal bonds is not subject to federal and California personal income taxes. Under normal market conditions, it is the Fund's fundamental policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in California municipal bonds, although generally the percentage is much higher. The Fund's duration typically ranges from four to twelve years. Although the Fund is not prevented from holding bonds whose interest is subject to the federal alternative minimum tax ("AMT"), Shelton Capital Management seeks to invest primarily in non-AMT bonds. Shelton Capital Management may sell portfolio securities for a variety of reasons, including when it believes such securities are no longer consistent with the Fund's investment objective, other securities appear to offer more compelling opportunities, or to meet redemption requests. Changes in the rating of a security will not necessarily result in the sale of that security.

Principal Risks of Investing

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate. The Fund is non-diversified which means it may invest a large percentage of its assets in the securities of a particular issuer as compared with other types of mutual funds. Accordingly, a chance exists that the Fund's performance may be hurt disproportionately by poor performance of a relatively few number of securities or by factors that impact a relatively small number of issuers. The Fund's performance could be hurt by:

Interest Rate Risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

Call Risk. If interest rates fall, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation and reinvest the proceeds in securities with lower interest rates or more credit risk.

Credit Risk. An issuer or guarantor of a debt security may be unable or unwilling to make scheduled payments of interest and principal. Actual or perceived deterioration in an issuer's or guarantor's financial condition may affect a security's value.

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified under circumstances that cause increased supply in the market due to unusually high selling activity.

Manager Risk. Shelton Capital Management's opinion about the intrinsic worth or creditworthiness of an issuer or security may be incorrect or the market may continue to undervalue an issuer or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

U.S. Municipal Bond Risk. Like other bonds, U.S. municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors' rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest.

State-Specific Risk. Since the Fund only invests in securities issued by entities in the state of California, it is exposed to economic and political developments in California that negatively impact those issuers.

Bankruptcy Risk. The risk that an issuer seeks protection under bankruptcy laws. In such a circumstance, the principal value of the bond would be expected to decline.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-(800) 955-9988.

Best Quarter: 6.97% (Q3, 2009)

Worst Quarter: -4.24% (Q4, 2010)

Year to date performance as of 9/30/19: 4.42%

Date of inception: 12/4/85

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/18)
Average Annual Total Returns - Green California Tax-Free Income Fund	1 Year	5 Years	10 Years
Green California Tax-Free Income Fund Shares	0.96%	2.47%	3.70%
Green California Tax-Free Income Fund Shares | After Taxes on Distributions	(0.05%)	1.43%	2.49%
Green California Tax-Free Income Fund Shares | After Taxes on Distributions and Sales	0.46%	1.47%	2.42%
Barclays Municipal Bond Index	1.28%	3.91%	4.89%

It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.